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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/10
ss                                             -------
Check here if Amendment [_]; Amendment Number:
                                               -------

This Amendment (Check only one.):     [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TA Associates, Inc.
         ---------------------------
Address: 200 Clarendon St 56th Floor
         ---------------------------
         Boston, MA 02116
         ---------------------------

Form 13F File Number: 28-06148
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Thomas P. Alber
         ---------------------------
Title:   Chief Financial Officer
         ---------------------------
Phone:   617.574.6735
         ---------------------------

Signature, Place, and Date of Signing:

/S/ Thomas P. Alber      Boston, MA                    8/16/10
------------------------ ------------------------  --------------
[Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

     Form 13F File Number         Name
     28-
         -----------------        ------------------------
     [Repeat as necessary.]

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
                                         -----------------
Form 13F Information Table Entry Total:     42,845,922**
                                         -----------------
Form 13F Information Table Value Total:  $     392,048**
                                         -----------------
                                           (thousands)

** Information with respect to which the Institutional Investment Manager is requesting confidential treatment has been omitted and filed separately with the Securities and Exchange Commission.


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name
               28-
     ----      ---------------------          ----------------------






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

                                        Form 13F

Page _1_ of _1_                         Name of Reporting Manager: TA Associates, Inc. 6/30/2010
                                                                   -----------------------------
------------------------------------------------------------------------------------------------
                                                                                      ITEM 5:
             ITEM 1:                 ITEM 2:      ITEM 3:             ITEM 4:        SHARES OF
                                    TITLE OF       CUSIP           FAIR MARKET      PRINCIPAL
         NAME OF ISSUER               CLASS       NUMBER              VALUE           AMOUNT
------------------------------------------------------------------------------------------------
    **                                 **           **                 **              **
Cardtronics Inc.                     Common     14161H 10 8     $   97,057,259      7,488,986
MetroPCS Communications Inc.         Common     591708 10 2     $  235,467,627     28,750,626
Monotype Imaging Holdings Inc.       Common     61022P 10 0     $   59,522,853      6,606,310
------------------------------------------------------------------------------------------------
          COLUMN TOTALS                                            392,047,739     42,845,922
------------------------------------------------------------------------------------------------


                                                                                        ---------------------------------
                                                                                                  (SEC USE ONLY)
-------------------------------------------------------------------------------------------------------------------------
                                                  ITEM 6:
             ITEM 1:                         INVESTMENT DISCRETION                                   ITEM 8:
                                  ----------------------------------------    ITEM 7:       VOTING AUTHORITY (SHARES)
         NAME OF ISSUER                           (B) SHARED-                MANAGERS    --------------------------------
                                     (A) SOLE      AS DEFINED  (C) SHARED- SEE INSTR. V  (A) SOLE  (B) SHARED  (C) NONE
                                                  IN INSTR. V     OTHER
-------------------------------------------------------------------------------------------------------------------------
    **                                  **           **           **          **            **        **          **
Cardtronics Inc.                         X                                                  X
MetroPCS Communications Inc.             X                                                  X
Monotype Imaging Holdings Inc.           X                                                  X
-------------------------------------------------------------------------------------------------------------------------
          COLUMN TOTALS
-------------------------------------------------------------------------------------------------------------------------




** - Information with respect to which the Institutional Investment Manager is requesting confidential treatment has been omitted and filed separately with the Securities and Exchange Commission.